B7 Other current receivables	12 Months Ended
Dec. 31, 2023
Current assets [abstract]
B7 Other current receivables

Other current receivables

Other current receivables
	2023	2022
Prepaid expenses	2,552	2,506
Advance payments to suppliers	128	473
Derivative assets 1)	1,851	1,121
Other taxes 2)	4,176	3,349
Other 3)	3,255	2,239
Total	11,962	9,688

1)	See also note F1 “Financial risk management.”
2)	Other taxes mainly includes VAT receivables.
3)	Includes items such as loans to associates deferred sales commissions and deposits paid to third parties.